FEDERATED STOCK TRUST
Supplement to Prospectus Dated December 31, 1998 (Reprinted January 29, 1999)

         I. At a special meeting of shareholders to be held on November 17, 1999, shareholders of the above-named Trust will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after December 1, 1999. Shareholders will be notified if any of these changes are not approved at the special meeting or any adjournment thereof. Please keep this supplement for your records.

              Shareholders will be asked to consider the following proposals:

              (1) To elect seven Trustees.

              (2) To make changes to the Trust's fundamental investment policies:

                  (a) To amend the Trust's fundamental investment policy
                      regarding diversification to read as follows:

                      "With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Trust would own more than 10% of the outstanding voting securities of that issuer."

                  (b) To amend the Trust's fundamental investment policy
                      regarding borrowing money and issuing senior securities to read as follows:

                      "The Trust may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                  (c) To amend the Trust's fundamental investment policy
                      regarding investments in real estate to read as follows:

                      "The Trust may not purchase or sell real estate, provided that this restriction does not prevent the Trust from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Trust may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                  (d) To amend the Trust's fundamental investment policy
                      regarding investments in commodities to read as follows:

                      "The Trust may not purchase or sell physical commodities, provided that the Trust may purchase securities of companies that deal in commodities."

                  (e) To amend the Trust's fundamental investment policy
                      regarding underwriting securities to read as follows:

                      "The Trust may not underwrite the securities of other issuers, except that the Trust may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                  (f) To amend the Trust's fundamental investment policy
                      regarding lending by the Trust to read as follows:

                      "The Trust may not make loans, provided that this restriction does not prevent the Trust from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                  (g) To amend the Trust's fundamental investment policy
                      regarding concentration of the Trust's investments in the securities of companies in the same industry to read as follows:

                      "The Trust will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

                  (h) To amend, and to make non-fundamental, the Trust's
                      fundamental investment policy regarding buying securities on margin to read as follows:

                      "The Trust will not purchase securities on margin, provided that the Trust may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Trust may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

                  (i) To amend, and to make non-fundamental, the Trust's
                      fundamental investment policy regarding pledging assets to read as follows:

                      "The Trust will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

                  (j) To amend, and to make non-fundamental, the Trust's
                      fundamental investment policy regarding investing in securities of other investment companies to read as follows:

                      "The Trust may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash."

                  (k) To amend, and to make non-fundamental, the Trust's
                      fundamental investment policies regarding investing in restricted securities and illiquid securities to read, respectively, as follows:

                      "The Trust may invest in restricted securities. Restricted securities are any securities in which the Trust may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Trust will limit their purchase, together with other illiquid securities, to 15% of its net assets."

                      "The Trust will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Trust's net assets."



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                  (l) To amend, and to make non-fundamental, the Trust's
                      fundamental investment policies relating to investing in money market instruments and entering into repurchase agreements to read as follows:

          "The  Trust  may  invest  in  money  market   instruments,   including
          repurchase agreements."

                  (m) To amend, and to make non-fundamental, the Trust's
                      fundamental investment policy relating to engaging in when-issued and delayed delivery transactions to read as follows:

          "The Trust may purchase and sell securities on a when-issued or delayed delivery basis."

                  (n) To amend, and to make non-fundamental, the Trust's
                      fundamental investment policy regarding investing in common stock and other securities to read as follows:

                      "Under normal market circumstances, the Trust will invest at least 65% of its net assets in common stock of high-quality companies."

         (3) To eliminate certain fundamental investment policies of the Trust:

                  (a) To remove the Trust's fundamental investment policy regarding selling securities short;

                  (b) To remove the Trust's fundamental investment policy
                      regarding investing in securities of new issuers;

                  (c) To remove the Trust's fundamental investment policy
                      regarding investing in issuers whose securities are owned by officers and Trustees;

                  (d) To remove the Trust's fundamental investment policy
                      regarding investing for the purpose of exercising control or management;

                  (e) To remove the Trust's fundamental investment policy regarding dealing in puts and calls;

                  (f) To remove the Trust's fundamental investment policies
                      regarding engaging in short-term trading and portfolio turnover;

                  (g) To remove the Trust's fundamental investment policies
                      describing the criteria and parameters for permissible investments by the Trust; and

                  (h) To remove the Trust's fundamental investment policy on investing in oil, gas and mineral exploration or development programs.

         (4) To approve amendments to, and a restatement of, the Trust's Declaration of Trust:

                  (a) To require the approval of a majority of the outstanding voting securities of the Trust in the event of the sale and conveyance of the assets of the Trust to another trust or corporation; and

                  (b) To permit the Board of Trustees to liquidate assets of the Trust, or its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.

II. The following actions have been taken by the Board of Trustees with regard to certain non-fundamental investment policies and limitations of the Trust:

         (1) Approved a revision to the Trust's non-fundamental investment policy specifying that the Trust's investment adviser, in managing the Trust and in determining the amount of the Trust's assets to invest in a particular security, will limit the Trust's exposure to the major sectors that comprise the S&P 500 Index.

         (2) Approved the adoption of the following non-fundamental investment limitations pertaining to concentration by the
                  Trust:

                  "(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Trust will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Trust's total assets in any one industry will constitute `concentration.'"

         (3) Approved the adoption of the following non-fundamental investment limitation for the Trust when applying its commodities restriction:

                  "As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

                                                                October 15, 1999


Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Cusip 313900102
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